Income Taxes - Summary of Reconciliation of Effective Tax Rate (Parenthetical) (Details)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
United Kingdom
Major Components Of Tax Expense Income [Line Items]
Tax rate	19.00%	19.00%